Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
A summary of changes in accumulated other comprehensive income (loss), net of taxes (where applicable) by component for the years ended December 31, 2024, 2023 and 2022 is presented below:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Unrealized gains (losses) on fixed maturity securities available-for-sale arising during the year, net of taxes	$2,083	$23,856	$(48,454)
Reclassification of net realized losses included in net income	(18)	(477)	(619)
Foreign currency translation adjustments	20	27	(57)
Other comprehensive income (loss)	$2,085	$23,406	$(49,130)
The amounts reclassified from accumulated other comprehensive (loss) income shown in the above table have been included in the following captions in our Consolidated Statements of Income:

(Expressed in thousands of U.S. Dollars)	2024	2023	2022

Realized gains and losses on securities:
Net realized investment losses	$(18)	$(538)	$(627)
Income tax benefit	—	61	8
Net of taxes	$(18)	$(477)	$(619)